Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
The range of useful lives for AltaGas’ PP&E is as follows:

Utilities assets	4 to 69 years
Midstream assets	1 to 43 years
Corporate/Other assets	3 to 46 years

As at	December 31, 2021			December 31, 2020
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
Utilities	$8,432	$(437)	$7,995	$7,791	$(286)	$7,505
Midstream	3,898	(793)	3,105	3,832	(689)	3,143
Corporate/Other	840	(617)	223	842	(598)	244
Reclassified to assets held for sale	—	—	—	(4)	—	(4)
	$13,170	$(1,847)	$11,323	$12,461	$(1,573)	$10,888